Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Income
Net earnings	$ 13,382	$ 10,268	$ 9,177
Other comprehensive income (loss):
Unrealized holding losses on securities available for sale	(3,370)	(355)	(3,274)
Reclassification adjustment for gains on securities available for sale included in net earnings	(15)	0	(729)
Total other comprehensive loss, before income taxes	(3,385)	(355)	(4,003)
Income tax benefit related to other comprehensive loss:
Unrealized holding losses on securities available for sale	(774)	(354)	(1,196)
Reclassification adjustment for gains on securities available for sale included in net earnings	(4)	0	(284)
Total income tax benefit related to other comprehensive loss	(778)	(354)	(1,480)
Total other comprehensive loss, net of tax	(2,607)	(1)	(2,523)
Total comprehensive income	$ 10,775	$ 10,267	$ 6,654